Document and Entity Information	0 Months Ended
May 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2013
Registrant Name	AMERICAN FUNDS TAX EXEMPT SERIES I
Central Index Key	0000792953
Amendment Flag	false
Document Creation Date	Sep. 30, 2013
Document Effective Date	Oct. 01, 2013
Prospectus Date	Oct. 01, 2013
The Tax-Exempt Fund of Maryland® | Class A
Risk/Return:
Trading Symbol	TMMDX
The Tax-Exempt Fund of Maryland® | Class B
Risk/Return:
Trading Symbol	TEMBX
The Tax-Exempt Fund of Maryland® | Class C
Risk/Return:
Trading Symbol	TEMCX
The Tax-Exempt Fund of Maryland® | Class F-1
Risk/Return:
Trading Symbol	TMDFX
The Tax-Exempt Fund of Maryland® | Class F-2
Risk/Return:
Trading Symbol	TMMFX
The Tax-Exempt Fund of Virginia® | Class A
Risk/Return:
Trading Symbol	TFVAX
The Tax-Exempt Fund of Virginia® | Class B
Risk/Return:
Trading Symbol	TEVBX
The Tax-Exempt Fund of Virginia® | Class C
Risk/Return:
Trading Symbol	TEVCX
The Tax-Exempt Fund of Virginia® | Class F-1
Risk/Return:
Trading Symbol	TEVFX
The Tax-Exempt Fund of Virginia® | Class F-2
Risk/Return:
Trading Symbol	TEFFX